27. Financial instruments and risk management (Details 8) - Interest Rate Risk [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Short & Long-Term Debt, Net Of Short-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Risk	Increase in the CDI rate
Referential rate	6.89%
Exposure Amount (probable scenario)	R$ 1,129,300
Possible Adverse Scenario	90,595
Adverse Scenario Remote	R$ 108,714
Short & Long-Term Debt, Net Of Short-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Risk	Decrease in the Libor rate
Referential rate	1.69%
Exposure Amount (probable scenario)	R$ (287,608)
Possible Adverse Scenario	(6,091)
Adverse Scenario Remote	R$ (7,309)
Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Risk	Decrease in the Libor rate
Referential rate	1.69%
Exposure Amount (probable scenario)	R$ (34,457)
Possible Adverse Scenario	(730)
Adverse Scenario Remote	R$ (876)